Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 13,277	¥ 8,712	¥ 6,045
Adjustments for:
Depreciation and amortization	1,375	978	1,004
Impairment of long-term investments	82	64	23
Loss allowance for expected credit losses (Note 20)	6	17	17
Non-cash employee benefits expense – share based payments (Note 8)	669	596	649
Fair value gains on investments (Note 7)	(49)	(12)
Net (gains)/losses in relation to equity investments (Note 7)	(2,381)	50	(12)
Dividend income (Note 7)	(173)	(17)	(15)
(Gains)/losses of step-up acquisition arising from business combination (Note 7)	6	(29)	(4)
Share of profit of associates and joint ventures (Note 17)	(42)	(96)	(127)
Interest income	(1,054)	(1,196)	(1,052)
Interest expenses	122	124	124
Net exchange differences	7	(30)	17
Increase in accounts receivable	(355)	(539)	(204)
Decrease/(increase) in inventories	(17)	(15)	7
Decrease/(increase) in other operating assets	(416)	72	85
Increase/(decrease) in accounts payable	(783)	1,845	52
Increase in other operating liabilities	538	193	846
Cash generated from operations	¥ 10,812	¥ 10,717	¥ 7,455